Income Tax (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Deferred tax asset to be recovered	¥ 158,382	¥ 122,924
Deferred tax liabilities:
Deferred tax liabilities to be recovered	(7,550)	(3,849)
Deferred tax assets - net	150,832	119,075	¥ 119,307
After more than 12 months [member]
Deferred tax assets:
Deferred tax asset to be recovered	25,195	72,875
Deferred tax liabilities:
Deferred tax liabilities to be recovered	(2,946)	(2,611)
Within one year [member]
Deferred tax assets:
Deferred tax asset to be recovered	133,187	50,049
Deferred tax liabilities:
Deferred tax liabilities to be recovered	¥ (4,604)	¥ (1,238)